Other liabilities	12 Months Ended
Dec. 31, 2024
Other Liability [Abstract]
Other liabilities	Other liabilities
Other current liabilities as of December 31, 2024, and 2023, and January 1, 2023, are as follows: (in thousands):

	December 31, 2024	December 31, 2023	January 1, 2023
Other current liabilities:
Withholdings	$515	$774	$1,477
Others (1)	3,451	9,871	449
Total	$3,966	$10,645	$1,926
Other non-current liabilities:
Long-term accrued expenses (2)	3,077	721	8,036
Others	146	960	229
Total	$3,223	$1,681	$8,265
(1) The cumulative accrued interest expenses on borrowings from DoubleU Games are included in the balance as of December 31, 2023 and a voluntary interest payment was made in May 2024.
(2) The cumulative accrued interest expenses on borrowings from DoubleU Games and performance-based compensation are included in the balance as of December 31, 2024